Share capital	12 Months Ended
Mar. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital
16.
Share capital

Authorised share capital	Number of shares
Equity shares of INR 10 each
As at April 1, 2020 (pertains to RPPL)	500,000,000
As at March 31, 2021 (pertains to RPPL)	500,000,000
As at March 31, 2022*

Compulsory convertible preference shares of INR 425 each (refer Note 18)	Number of shares
As at April 1, 2020 (pertains to RPPL)	60,000,000
As at March 31, 2021 (pertains to RPPL)	60,000,000
As at March 31, 2022*	—

* There is no requirement under the UK Companies Act for the Company to have an authorised share capital.

Issued share capital

	Number of shares	Issued capital	Share premium
		(INR)	(INR)
As at April 1, 2020 (i)	379,924,556	3,799	67,165
As at April 1, 2021 (i)	379,924,556	3,799	67,165
Shares issued during the year (including compulsorily convertible preference shares converted to equity) (ii)	45,637,118	456	27,486
Total (i)	425,561,674	4,255	94,651
Adjustments / impact pursuant to the Transaction:
- Capital transaction involving issue of shares (net of costs of INR 3,660 related to issuance of equity shares) (refer Note 53(a)) (iii)	105,011,966	1,050	72,605
- Recognition of non-controlling interests	(49,732,523)	(497)	(13,226)
- Adjustment to arrive at number of equity instruments of the Company	(92,336,396)	—	—
As at August 23, 2021 (iv)	388,504,721	4,808	154,030
Shares issued during the period (v)	12,328,219	0	9,149
Effect of approved capital reduction*	—	—	(9,128)
Shares pending cancellation*	(1,655,300)	(0)	—
As at March 31, 2022	399,177,640	4,808	154,051

(i)
Number of shares presented represents RPPL Shares. Equivalent number of equity instruments of the Company will be number of RPPL shares presented multiplied by exchange ratio established in the Transaction (i.e., 1 RPPL share to 0.8289 Company Share).
(ii)
During the year ended March 31, 2022, Series A compulsory convertible preference shares issued to certain existing shareholders were converted into equity shares on August 23, 2021 as per its original terms. Consequently, amortised cost of compulsory convertible preference shares of INR 27,665 which was classified as financial liability on the date of conversion was derecognised with recognition of issued capital amounting to INR 445 and share premium of INR 27,220.
(iii)
Number of shares presented represents shares issued by the Company for the Transaction. Deemed number of shares issued by RPPL is 127,381,626. Amount recognised in issued capital and share premium represents fair value consideration effectively transferred by RPPL.
(iv)
Number of shares presented represents Company's shares outstanding on consummation of the Transaction.
(v)
During the year ended March 31, 2022, the Company has issued class C shares on purchase shares held by non-controlling interests in RPPL. (refer Note 55(a))
(vi)
Before consummation of the Transaction, the Company had 1 equity share at par value of USD 0.01.

* Capital Reduction and Share Repurchase Program

Pursuant to a court order dated February 8, 2022, the Company’s share premium account was cancelled and the amount of INR 9,128 standing to its credit was transferred to the Company’s retained earnings account with effect from February 14, 2022.

On February 2, 2022, the Company’s Board of Directors approved the Company’s proposal to commence a share repurchase program of up to USD 250 worth of its Class A Ordinary Shares (the “Share Repurchase Program”) by way of open market purchases and the Company engaged Credit Suisse Securities (USA) LLC as its broker (the Broker) for the Share Repurchase Program.

In the period to March 31, 2022, the Broker purchased 1,655,300 Class A Ordinary Shares (par value USD 0.0001 each) on the open market for the purposes of the Share Repurchase Program for a consideration equivalent to INR 997. The shares have subsequently been repurchased into treasury by the Company.

Terms / rights attached to equity shares of RPPL

RPPL has only one class of equity shares having par value of INR 10 per share. Each holder of equity shares is entitled to one vote per share. If declared, the Group will declare and pay dividends in Indian rupees. In the event of liquidation of a Group, the holders of equity shares of such Group will be entitled to receive remaining assets of the Group, after distribution of all preferential amounts. The distribution will be in proportion to the number of equity shares held by the shareholders of the Group.

The equity shares were redeemable at the option of the holders till August 23, 2021 and therefore, were considered a puttable instrument in accordance with IAS 32. Puttable instruments are required to be accounted for as financial liabilities, except where certain conditions are met in accordance with IAS 32, in which case, the puttable instruments may be presented as equity. The equity shares meet the conditions of IAS 32 and are, therefore, classified and accounted for as equity. Pursuant to the BCA (refer Note 1), the Company became legal parent of RPPL. Post this transaction, the number and type of equity instruments issued, reflects the equity structure of the Company.

Terms / rights attached to equity shares of the Company

The Company has four classes of shares outstanding as follows:

Class of shares	Nominal value	Number of shares	Terms / rights
a) Class A shares	USD 0.0001	280,813,871

The holders of the Class A ordinary shares shall be entitled to receive distributions, in the form of dividends, return of capital on a winding up or any other means in proportion to the number of Class A ordinary shares held by them and pro rata with all other shares in the capital of the company which are entitled to distributions. Each holder of equity shares is entitled to one vote per share.

b) Class B shares	USD 0.0001	1

The holder of the Class B ordinary share shall be entitled to participate in distributions of the company, whether in the form of dividends, returns of capital on a winding up or any other means as per the terms of the articles of association (Articles), only during the period from the date on which the Company's Articles (as adopted on August 20, 2021) were adopted until the date that is three (3) years following the date of adoption.

Holder is entitled to a number of voting rights from time to time equal to the equivalent voting beneficial shares (as defined in the articles) held by the founder investors (and their affiliates) (as defined in the articles) as of the relevant time. The Class B ordinary share may not be transferred by the holder thereof to any person other than the founder’s affiliates (as defined in the articles).

			Class B shares are held by CEO of the Company.
c) Class C shares	USD 0.0001	118,363,766

The holders of the Class C ordinary shares shall be entitled to receive distributions in the form of dividends, return of capital on a winding up or any other means in proportion to the number of Class C ordinary shares held by them and pro rata with all other shares (as defined in the articles) in the capital of the company which are entitled to distributions. This class of share does not carry voting rights. Each Class C ordinary share shall automatically be re-designated as one (1) Class A ordinary share in the hands of a transferee (other than where such transferee is an affiliate).

d) Class D shares	USD 0.0001	1

The holder of the Class D ordinary share shall be entitled to participate in distributions of the company, whether in the form of dividends, returns of capital on a winding up or any other means as per the terms of the Articles, only during the period from the date on which the Company's Articles (as adopted on August 20, 2021) were adopted until the date that is three (3) years following the date of adoption.

The holder is entitled to a number of voting rights from time to time equal to the equivalent voting beneficial shares (as defined in the articles) held by Canada Pension Plan Investment Board (and its affiliates) (as defined in the articles) as of the relevant time.

The Company shall redeem and cancel the Class D Share for nominal value as soon as reasonably practicable after the transfer to the Company of all of the RPPL ordinary Shares held in exchange for Class A Shares pursuant to the terms defined in the Articles.

Class of shares	Nominal value	Number of shares	Terms / rights
e) Deferred shares	USD 0.01	1

The holder of the deferred share shall not be entitled to participate in the profits of the Company, shall have no right to attend, speak or vote, either in person or by proxy, at any general meeting of the company or any meeting of a class of members of the company in respect of the deferred share (save where required by law) and shall not be entitled to receive any notice of the meeting.

On a return of capital of the company on a winding up or otherwise, the holder of the deferred share shall be entitled to receive out of the assets of the company available for distribution to its shareholders the sum of, in aggregate, $0.01 but shall not be entitled to any further participation in the assets of the Company.

Total shares		399,177,640